SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.7%
----------------------------------------------------------------------
Getty Images, Inc.(1)                          11,000      $   336,050
----------------------------------------------------------------------
                                                           $   336,050
----------------------------------------------------------------------
Auto and Parts -- 1.6%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                    13,000      $   635,700
O'Reilly Automotive, Inc.(1)                    7,900          199,791
----------------------------------------------------------------------
                                                           $   835,491
----------------------------------------------------------------------
Banks -- 0.9%
----------------------------------------------------------------------
Corus Bankshares, Inc.                          9,400      $   410,404
CVB Financial Corp.                             2,000           50,860
----------------------------------------------------------------------
                                                           $   461,264
----------------------------------------------------------------------
Broadcasting and Radio -- 3.8%
----------------------------------------------------------------------
Cox Radio, Inc., Class A(1)                     9,500      $   216,695
Cumulus Media, Inc., Class A(1)                25,700          381,131
Entercom Communications Corp.(1)               10,500          492,660
Lin TV Corp., Class A(1)                       35,000          852,250
----------------------------------------------------------------------
                                                           $ 1,942,736
----------------------------------------------------------------------
Business Services -- 10.0%
----------------------------------------------------------------------
BearingPoint, Inc.(1)                          84,000      $   579,600
Corporate Executive Board Co., (The)(1)        28,000          893,760
Fair, Isaac and Co., Inc.                      17,400          742,980
Hewitt Associates, Inc., Class A(1)            16,600          526,054
Insight Enterprises, Inc.(1)                   33,000          274,230
Iron Mountain, Inc.(1)                         19,800          653,598
Kroll, Inc.(1)                                 13,600          259,488
Resources Connection, Inc.(1)                  20,000          464,200
United Stationers, Inc.(1)                     24,000          691,224
----------------------------------------------------------------------
                                                           $ 5,085,134
----------------------------------------------------------------------
Communications Equipment -- 0.4%
----------------------------------------------------------------------
Newport Corp.(1)                               16,300      $   204,728
----------------------------------------------------------------------
                                                           $   204,728
----------------------------------------------------------------------
Computer Services -- 1.6%
----------------------------------------------------------------------
Kronos, Inc.(1)                                 6,000      $   221,940
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Computer Services (continued)
----------------------------------------------------------------------
Macrovision Corp.(1)                           20,000      $   320,800
NetScreen Technologies, Inc.(1)                15,000          252,600
----------------------------------------------------------------------
                                                           $   795,340
----------------------------------------------------------------------
Computer Software -- 4.3%
----------------------------------------------------------------------
Borland Software Corp.(1)                      18,000      $   221,400
Documentum, Inc.(1)                            28,000          438,480
McDATA Corp., Class A(1)                       53,000          376,300
Mercury Interactive Corp.(1)                    8,300          246,095
National Instruments Corp.(1)                  10,000          324,900
Precise Software Solutions, Ltd.(1)            10,700          176,657
SERENA Software, Inc.(1)                       25,000          394,750
----------------------------------------------------------------------
                                                           $ 2,178,582
----------------------------------------------------------------------
Drugs -- 3.0%
----------------------------------------------------------------------
Andrx Corp.(1)                                 25,000      $   366,750
Pharmaceutical Resources, Inc.(1)              15,000          447,000
Taro Pharmaceutical Industries, Ltd.(1)        18,300          688,080
----------------------------------------------------------------------
                                                           $ 1,501,830
----------------------------------------------------------------------
Education -- 1.4%
----------------------------------------------------------------------
Career Education Corp.(1)                      14,400      $   576,000
Corinthian Colleges, Inc.(1)                    3,400          128,724
----------------------------------------------------------------------
                                                           $   704,724
----------------------------------------------------------------------
Electronics - Instruments -- 4.7%
----------------------------------------------------------------------
Benchmark Electronics, Inc.(1)                  9,000      $   257,940
Cymer, Inc.(1)                                 20,800          670,800
FLIR Systems, Inc.(1)                          15,700          766,160
Garmin, Ltd.(1)                                23,000          673,900
----------------------------------------------------------------------
                                                           $ 2,368,800
----------------------------------------------------------------------
Electronics - Semiconductors -- 3.2%
----------------------------------------------------------------------
Cree, Inc.(1)                                  16,400      $   268,140
Exar Corp.(1)                                  24,000          297,600
Integrated Circuit Systems, Inc.(1)            15,000          273,750
Intersil Corp., Class A(1)                      2,500           34,850
Marvell Technology Group, Ltd.(1)              19,000          358,340
NVIDIA Corp.(1)                                10,000          115,100

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electronics - Semiconductors (continued)
----------------------------------------------------------------------
Silicon Laboratories, Inc.(1)                  15,000      $   286,200
----------------------------------------------------------------------
                                                           $ 1,633,980
----------------------------------------------------------------------
Food - Wholesale / Distribution -- 2.6%
----------------------------------------------------------------------
American Italian Pasta Co., Class A(1)         17,000      $   611,660
Performance Food Group Co.(1)                  20,200          685,972
----------------------------------------------------------------------
                                                           $ 1,297,632
----------------------------------------------------------------------
Health Services -- 5.0%
----------------------------------------------------------------------
Accredo Health, Inc.(1)                        15,000      $   528,750
American Healthways, Inc.(1)                    9,700          169,750
LifePoint Hospitals, Inc.(1)                   24,700          739,296
Odyssey Healthcare, Inc.(1)                    10,500          364,350
Omnicare, Inc.                                 11,900          283,577
Renal Care Group, Inc.(1)                      15,000          474,600
----------------------------------------------------------------------
                                                           $ 2,560,323
----------------------------------------------------------------------
Information Services -- 6.4%
----------------------------------------------------------------------
Acxiom Corp.(1)                                50,000      $   769,000
Arbitron, Inc.(1)                              14,000          469,000
BISYS Group, Inc. (The)(1)                     27,000          429,300
CACI International, Inc., Class A(1)           20,000          712,800
Identix, Inc.(1)                               55,180          284,177
PEC Solutions, Inc.(1)                         20,000          598,000
----------------------------------------------------------------------
                                                           $ 3,262,277
----------------------------------------------------------------------
Internet - Software -- 3.0%
----------------------------------------------------------------------
Check Point Software Technologies,
Ltd.(1)                                        31,000      $   402,070
Network Associates, Inc.(1)                    49,500          796,455
TIBCO Software, Inc.(1)                        56,000          346,080
----------------------------------------------------------------------
                                                           $ 1,544,605
----------------------------------------------------------------------
Internet Services -- 1.3%
----------------------------------------------------------------------
Overture Services, Inc.(1)                     16,000      $   436,960
Websense, Inc.(1)                              11,000          234,971
----------------------------------------------------------------------
                                                           $   671,931
----------------------------------------------------------------------
Investment Services -- 2.9%
----------------------------------------------------------------------
Boston Private Financial Holdings, Inc.        17,000      $   337,620
Federal Agricultural Mortgage Corp.,
Class C(1)                                     11,900          364,616
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Investment Services (continued)
----------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A        29,500      $   580,265
WSFS Financial Corp.                            5,000          164,850
----------------------------------------------------------------------
                                                           $ 1,447,351
----------------------------------------------------------------------
Manufacturing -- 1.2%
----------------------------------------------------------------------
Roper Industries, Inc.                         17,000      $   622,200
----------------------------------------------------------------------
                                                           $   622,200
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 3.6%
----------------------------------------------------------------------
Adolor Corp.(1)                                10,900      $   151,619
Affymetrix, Inc.(1)                            14,000          320,460
Charles River Laboratories
International, Inc.(1)                         23,000          885,040
Neurocrine Biosciences, Inc.(1)                 3,700          168,942
Tanox, Inc.(1)                                 14,000          126,700
XOMA Ltd.(1)                                   40,000          169,200
----------------------------------------------------------------------
                                                           $ 1,821,961
----------------------------------------------------------------------
Medical Products -- 1.7%
----------------------------------------------------------------------
Biosite, Inc.(1)                                8,000      $   272,160
Thoratec Corp.(1)                              45,931          350,453
Zoll Medical Corp.(1)                           7,000          249,690
----------------------------------------------------------------------
                                                           $   872,303
----------------------------------------------------------------------
Medical Services -- 1.5%
----------------------------------------------------------------------
Cerner Corp.(1)                                 4,000      $   125,040
Stericycle, Inc.(1)                            19,400          628,153
----------------------------------------------------------------------
                                                           $   753,193
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.1%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                      38,000      $   348,840
Varco International, Inc.(1)                   40,950          712,530
----------------------------------------------------------------------
                                                           $ 1,061,370
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.4%
----------------------------------------------------------------------
Clayton Williams Energy, Inc.(1)               27,000      $   327,780
Hydril Co.(1)                                  12,400          292,268
Newfield Exploration Co.(1)                    13,400          483,070
Noble Energy, Inc.                             11,500          431,825
Quicksilver Resources, Inc.(1)                 11,000          246,730

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
----------------------------------------------------------------------
XTO Energy, Inc.                               19,000      $   469,300
----------------------------------------------------------------------
                                                           $ 2,250,973
----------------------------------------------------------------------
Publishing -- 2.6%
----------------------------------------------------------------------
McClatchy Co., (The), Class A                  14,000      $   794,220
Scholastic Corp.(1)                            14,200          510,490
----------------------------------------------------------------------
                                                           $ 1,304,710
----------------------------------------------------------------------
Retail -- 0.4%
----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                7,000      $   105,700
Tractor Supply Co.(1)                           3,000          112,800
----------------------------------------------------------------------
                                                           $   218,500
----------------------------------------------------------------------
Retail - Food and Drug -- 2.3%
----------------------------------------------------------------------
Flowers Foods, Inc.                            32,500      $   634,075
Whole Foods Market, Inc.(1)                    10,000          527,300
----------------------------------------------------------------------
                                                           $ 1,161,375
----------------------------------------------------------------------
Retail - Restaurants -- 5.2%
----------------------------------------------------------------------
Applebee's International, Inc.                 26,400      $   612,242
California Pizza Kitchen, Inc.(1)               9,500          239,400
Cheesecake Factory, Inc. (The)(1)              21,300          769,995
Krispy Kreme Doughnuts, Inc.(1)                10,900          368,093
P.F. Chang's China Bistro, Inc.(1)              7,700          279,510
Sonic Corp.(1)                                 17,400          356,526
----------------------------------------------------------------------
                                                           $ 2,625,766
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.6%
----------------------------------------------------------------------
99 Cents Only Stores(1)                        26,633      $   715,362
Abercrombie & Fitch Co., Class A(1)            15,500          317,130
AnnTaylor Stores Corp.(1)                      22,500          459,450
Hot Topic, Inc.(1)                             10,200          233,376
Too, Inc.(1)                                   26,300          618,576
----------------------------------------------------------------------
                                                           $ 2,343,894
----------------------------------------------------------------------
Semiconductor Equipment -- 1.8%
----------------------------------------------------------------------
Brooks-PRI Automation, Inc.(1)                  9,000      $   103,140
Rudolph Technologies, Inc.(1)                  20,000          383,200
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Semiconductor Equipment (continued)
----------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc.(1)                            19,000      $   451,459
----------------------------------------------------------------------
                                                           $   937,799
----------------------------------------------------------------------
Software Services -- 3.9%
----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)              73,000      $   435,810
FileNET Corp.(1)                               52,000          634,400
J.D. Edwards & Co.(1)                          43,500          490,680
Manhattan Associates, Inc.(1)                  17,500          414,050
----------------------------------------------------------------------
                                                           $ 1,974,940
----------------------------------------------------------------------
Telecommunications - Services -- 0.6%
----------------------------------------------------------------------
Western Wireless Corp., Class A(1)             55,000      $   291,500
----------------------------------------------------------------------
                                                           $   291,500
----------------------------------------------------------------------
Transportation -- 2.4%
----------------------------------------------------------------------
Knight Transportation, Inc.(1)                 24,700      $   518,700
Swift Transportation Co., Inc.(1)              35,000          700,630
----------------------------------------------------------------------
                                                           $ 1,219,330
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $44,807,029)                           $48,292,592
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Discount Note, 0.75%, 1/2/03                  $ 2,611      $ 2,610,946
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,610,946)                         $ 2,610,946
----------------------------------------------------------------------
Total Investments -- 100.3%
   (identified cost $47,417,975)                           $50,903,538
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.3)%                   $  (145,196)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $50,758,342
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $47,417,975)                           $50,903,538
Cash                                              182
Dividends receivable                            4,678
Prepaid expenses                                  141
-----------------------------------------------------
TOTAL ASSETS                              $50,908,539
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   133,345
Payable to affiliate for Trustees' fees         1,888
Accrued expenses                               14,964
-----------------------------------------------------
TOTAL LIABILITIES                         $   150,197
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $50,758,342
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $47,272,779
Net unrealized appreciation (computed on
   the basis of identified cost)            3,485,563
-----------------------------------------------------
TOTAL                                     $50,758,342
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $1,762)  $     83,671
Interest                                        74,799
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    158,470
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    399,917
Trustees' fees and expenses                      7,565
Custodian fee                                   79,249
Legal and accounting services                   32,567
Miscellaneous                                    3,112
------------------------------------------------------
TOTAL EXPENSES                            $    522,410
------------------------------------------------------

NET INVESTMENT LOSS                       $   (363,940)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(17,237,240)
   Foreign currency transactions                (1,106)
------------------------------------------------------
NET REALIZED LOSS                         $(17,238,346)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (8,991,617)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (8,991,617)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(26,229,963)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(26,593,903)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (363,940) $        (452,055)
   Net realized loss                            (17,238,346)       (23,800,953)
   Net change in unrealized appreciation
      (depreciation)                             (8,991,617)          (655,537)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (26,593,903) $     (24,908,545)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      18,818,691  $      29,727,414
   Withdrawals                                  (24,328,650)       (26,385,516)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      (5,509,959) $       3,341,898
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (32,103,862) $     (21,566,647)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      82,862,204  $     104,428,851
------------------------------------------------------------------------------
AT END OF YEAR                            $      50,758,342  $      82,862,204
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------------------
                                    2002        2001        2000         1999         1998
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.82%       0.75%        0.74%        0.76%       0.76%
   Net investment loss              (0.57)%     (0.53)%      (0.23)%      (0.32)%     (0.26)%
Portfolio Turnover                    188%         92%         136%         103%        116%
--------------------------------------------------------------------------------------------
TOTAL RETURN*                      (32.40)%    (23.40)%         --           --          --
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $50,758     $82,862     $104,429     $107,823     $78,750
--------------------------------------------------------------------------------------------

 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2002, The Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2002, $43 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2002, the fee amounted to $399,917. Except as to Trustees of the Portfolio who are

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $114,108,705 and $117,983,884, respectively, for the year ended December 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $48,929,595
    -----------------------------------------------------
    Gross unrealized appreciation             $ 4,852,527
    Gross unrealized depreciation              (2,878,584)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,973,943
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SPECIAL EQUITIES PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Special Investment Trust (the Trust) and Special Equities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             advisor) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1989;   Chief Executive Officer
                                          of the Portfolio   of EVC, EV, EVM and
                                             since 1992      BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1993      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III                                     Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                  of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 1993      Harvard University                              (telecommunication
                                                             Graduate School of                              services company)
                                                             Business
                                                             Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1993      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1989;   Consultant.
                                          of the Portfolio
                                             since 1993

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Duke E. Laflamme    Vice President of       Since 2001      Vice President of EVM and BMR.
 7/8/69                  the Trust                           Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62                  the Trust                           Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Duncan W.            President of the       Since 2002      Senior Vice President and
 Richardson              Portfolio                           Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Edward E. Smiley,     Vice President        Since 1996      Vice President of EVM and BMR.
 Jr.                                                         Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Kristin S.           Treasurer of the     Since 2002(2)     Assistant Vice President of
 Anagnost                Portfolio                           EVM and BMR. Officer of 109
 6/12/65                                                     registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.